Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	May 04, 2018
Document Effective Date	May 04, 2018
Prospectus Date	Apr. 30, 2018
Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Prospectus:
Trading Symbol	MZHRX
Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	MZHIX
Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZHSX
Muzinich High Income Floating Rate Fund | Class A Shares
Prospectus:
Trading Symbol	MZFRX
Muzinich High Income Floating Rate Fund | Institutional Shares
Prospectus:
Trading Symbol	MZFIX
Muzinich High Income Floating Rate Fund | Supra Institutional Shares
Prospectus:
Trading Symbol	MZFSX